FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 248,335	$ 163,378	$ 171,806
Loans and advances to banks	20,457	14,151	28,206
Receivables from securities financing transactions measured at amortized cost	82,028	73,403	74,128
Cash collateral receivables on derivative instruments	43,637	35,294	32,300
Loans and advances to customers	608,910	390,908	405,633
Other financial assets measured at amortized cost	60,826	52,551	54,334
Not measured at fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	248,300	163,400	171,800
Loans and advances to banks	20,500	14,100	28,200
Receivables from securities financing transactions measured at amortized cost	82,000	73,400	74,100
Cash collateral receivables on derivative instruments	43,600	35,300	32,300
Loans and advances to customers	598,700	382,500	396,500
Other financial assets measured at amortized cost	$ 58,600	$ 50,500	$ 54,100